Fair Value Measurements (Tables)	9 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2021:
March 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥63,272	¥0	¥63,272	¥0
Trading debt securities	2,654	0	2,654	0
Available-for-sale debt securities:	2,003,917	6,012	1,864,448	133,457
Japanese and foreign government bond securities*2	821,158	3,105	818,053	0
Japanese prefectural and foreign municipal bond securities	276,276	0	273,515	2,761
Corporate debt securities*3	742,251	2,907	738,323	1,021
CMBS and RMBS in the Americas	34,457	0	34,457	0
Other asset-backed securities and debt securities	129,775	0	100	129,675
Equity securities*4*5	396,465	82,039	223,016	91,410
Derivative assets:	22,696	352	8,521	13,823
Interest rate swap agreements	1,867	0	1,867	0
Options held/written and other	19,504	0	5,681	13,823
Futures, foreign exchange contracts	1,179	352	827	0
Foreign currency swap agreements	146	0	146	0
Netting*6	(1,944)	0	0	0
Net derivative assets	20,752	0	0	0
Other assets:	6,297	0	0	6,297
Reinsurance recoverables*7	6,297	0	0	6,297

Total	¥2,495,301	¥88,403	¥2,161,911	¥244,987

Liabilities:
Derivative liabilities:	¥71,034	¥475	¥70,526	¥33
Interest rate swap agreements	23,818	0	23,818	0
Options held/written and other	17,009	0	16,976	33
Futures, foreign exchange contracts	25,739	475	25,264	0
Foreign currency swap agreements	4,459	0	4,459	0
Credit derivatives held	9	0	9	0
Netting*6	(1,944)	0	0	0
Net derivative Liabilities	69,090	0	0	0
Policy Liabilities and Policy Account Balances:	266,422	0	0	266,422
Variable annuity and variable life insurance contracts*8	266,422	0	0	266,422

Total	¥337,456	¥475	¥70,526	¥266,455

December 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥156,950	¥0	¥156,950	¥0
Trading debt securities	2,269	0	2,269	0
Available-for-sale debt securities:	2,173,851	1,032	2,034,634	138,185
Japanese and foreign government bond securities*2	845,032	1,032	844,000	0
Japanese prefectural and foreign municipal bond securities	314,856	0	311,987	2,869
Corporate debt securities*3	847,325	0	846,586	739
CMBS and RMBS in the Americas	31,450	0	31,450	0
Other asset-backed securities and debt securities	135,188	0	611	134,577
Equity securities*4*5	392,196	114,203	175,790	102,203
Derivative assets:	32,901	46	15,954	16,901
Interest rate swap agreements	3,252	0	3,252	0
Options held/written and other	19,078	0	2,177	16,901
Futures, foreign exchange contracts	10,004	46	9,958	0
Foreign currency swap agreements	567	0	567	0
Netting*6	(10,462)	0	0	0
Net derivative assets	22,439	0	0	0
Other assets:	5,269	0	0	5,269
Reinsurance recoverables*7	5,269	0	0	5,269

Total	¥2,763,436	¥115,281	¥2,385,597	¥262,558

Liabilities:
Derivative liabilities:	¥54,812	¥851	¥53,925	¥36
Interest rate swap agreements	16,673	0	16,673	0
Options held/written and other	15,321	0	15,285	36
Futures, foreign exchange contracts	20,321	851	19,470	0
Foreign currency swap agreements	2,497	0	2,497	0
Netting*6	(10,462)	0	0	0
Net derivative Liabilities	44,350	0	0	0
Policy Liabilities and Policy Account Balances:	216,208	0	0	216,208
Variable annuity and variable life insurance contracts*8	216,208	0	0	216,208

Total	¥271,020	¥851	¥53,925	¥216,244

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥1,585 million and a gain of ¥138 million from the change in the fair value of the loans for the nine months ended December 31, 2020 and 2021, respectively. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥1,124 million and ¥931 million from the change in the fair value of the loans for the three months ended December 31, 2020 and 2021, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2020 and 2021 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2021, were ¥60,556 million and ¥63,272 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,716 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of December 31, 2021, were ¥153,951 million and ¥156,950 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥2,999 million. As of March 31, 2021 and December 31, 2021, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥22 million and ¥51 million from the change in the fair value of those investments for the nine months ended December 31, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥8 million from the change in the fair value of those investments for the three months ended December 31, 2020. There were no “Gains on investment securities and dividends” recorded in the consolidated statements of income from the change in the fair value of those investments for the three months ended December 31, 2021. The amount of aggregate fair value elected the fair value option was ¥1,537 million as of March 31, 2021. There were no such investments elected the fair value option as of December 31, 2021.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,165 million and ¥55 million from the change in the fair value of those investments for the nine months ended December 31, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥18 million and ¥31 million from the change in the fair value of those investments for the three months ended December 31, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,907 million and ¥7,675 million as of March 31, 2021 and December 31, 2021, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥2,943 million and ¥786 million from the change in the fair value of those investments for the nine months ended December 31, 2020 and 2021, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥329 million and ¥201 million from the change in the fair value of those investments for the three months ended December 31, 2020 and 2021, respectively. The amounts of aggregate fair value elected the fair value option were ¥4,940 million and ¥9,739 million as of March 31, 2021 and December 31, 2021, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥13,737 million and ¥18,885 million as of March 31, 2021 and December 31, 2021, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,269 million as of March 31, 2021 and December 31, 2021, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the nine and three months ended December 31, 2020 and 2021, see Note 17 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥216,208 million as of March 31, 2021 and December 31, 2021, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the nine and three months ended December 31, 2020 and 2021, see Note 17 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended December 31, 2020 and 2021:
Nine months ended December 31, 2020

	Millions of yen
	Balance at April 1, 2020	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2020 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2020 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥88,353	¥(2,063)	¥10,102	¥8,039	¥23,936	¥(4,874)	¥(4,072)	¥(2,000)	¥109,382	¥(48)	¥9,887
Japanese prefectural and foreign municipal bond securities	2,832	0	(139)	(139)	0	0	0	0	2,693	0	(139)
Corporate debt securities	3,994	0	2	2	0	0	(734)	(2,000)	1,262	0	1
Other asset-backed securities and debt securities	81,527	(2,063)	10,239	8,176	23,936	(4,874)	(3,338)	0	105,427	(48)	10,025
Equity securities	83,901	5,308	(3,805)	1,503	871	(4,709)	(5,281)	(325)	75,960	5,095	(3,801)
Investment funds	83,901	5,308	(3,805)	1,503	871	(4,709)	(5,281)	(325)	75,960	5,095	(3,801)
Derivative assets and liabilities (net)	19,230	(3,492)	(950)	(4,442)	30	0	0	0	14,818	(3,492)	(950)
Options held/written and other	19,230	(3,492)	(950)	(4,442)	30	0	0	0	14,818	(3,492)	(950)
Other asset	18,206	(12,759)	0	(12,759)	2,064	0	(218)	0	7,293	(12,759)	0
Reinsurance recoverables *5	18,206	(12,759)	0	(12,759)	2,064	0	(218)	0	7,293	(12,759)	0
Policy Liabilities and Policy Account Balances	300,739	(34,141)	(892)	(35,033)	0	0	(45,499)	0	290,273	(34,141)	(892)
Variable annuity and variable life insurance contracts *6	300,739	(34,141)	(892)	(35,033)	0	0	(45,499)	0	290,273	(34,141)	(892)
Nine months ended December 31, 2021

	Millions of yen

	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥133,457	¥5,248	¥3,654	¥8,902	¥51,327	¥(7,485)	¥(48,016)	¥0	¥138,185	¥711	¥3,777
Japanese prefectural and foreign municipal bond securities	2,761	0	108	108	0	0	0	0	2,869	0	108
Corporate debt securities	1,021	0	(0)	(0)	0	0	(282)	0	739	0	(0)
Other asset-backed securities and debt securities	129,675	5,248	3,546	8,794	51,327	(7,485)	(47,734)	0	134,577	711	3,669
Equity securities	91,410	12,322	3,674	15,996	22,891	(26,795)	(689)	(610)	102,203	1,012	3,638
Investment funds, and others	91,410	12,322	3,674	15,996	22,891	(26,795)	(689)	(610)	102,203	1,012	3,638
Derivative assets and liabilities (net)	13,790	2,445	630	3,075	0	0	0	0	16,865	2,445	630
Options held/written and other	13,790	2,445	630	3,075	0	0	0	0	16,865	2,445	630
Other asset	6,297	(1,868)	0	(1,868)	1,464	0	(624)	0	5,269	(1,868)	0
Reinsurance recoverables *5	6,297	(1,868)	0	(1,868)	1,464	0	(624)	0	5,269	(1,868)	0
Policy Liabilities and Policy Account Balances	266,422	(7,872)	(75)	(7,947)	0	0	(58,161)	0	216,208	(7,872)	(75)
Variable annuity and variable life insurance contracts *6	266,422	(7,872)	(75)	(7,947)	0	0	(58,161)	0	216,208	(7,872)	(75)

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended December 31, 2020 and 2021:
Three months ended December 31, 2020

	Millions of yen
	Balance at September 30, 2020	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2020	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2020 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2020 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥101,292	¥(680)	¥1,264	¥584	¥10,305	¥(875)	¥(1,924)	¥0	¥109,382	¥(107)	¥1,191
Japanese prefectural and foreign municipal bond securities	2,753	0	(60)	(60)	0	0	0	0	2,693	0	(60)
Corporate debt securities	1,501	0	0	0	0	0	(239)	0	1,262	0	(1)
Other asset-backed securities and debt securities	97,038	(680)	1,324	644	10,305	(875)	(1,685)	0	105,427	(107)	1,252
Equity securities	76,664	3,464	(1,562)	1,902	2	(1,337)	(1,271)	0	75,960	3,319	(1,562)
Investment funds	76,664	3,464	(1,562)	1,902	2	(1,337)	(1,271)	0	75,960	3,319	(1,562)
Derivative assets and liabilities (net)	20,492	(5,283)	(391)	(5,674)	0	0	0	0	14,818	(5,283)	(391)
Options held/written and other	20,492	(5,283)	(391)	(5,674)	0	0	0	0	14,818	(5,283)	(391)
Other asset	9,062	(2,400)	0	(2,400)	691	0	(60)	0	7,293	(2,400)	0
Reinsurance recoverables *5	9,062	(2,400)	0	(2,400)	691	0	(60)	0	7,293	(2,400)	0
Policy Liabilities and Policy Account Balances	296,810	(16,700)	(151)	(16,851)	0	0	(23,388)	0	290,273	(16,700)	(151)
Variable annuity and variable life insurance contracts *6	296,810	(16,700)	(151)	(16,851)	0	0	(23,388)	0	290,273	(16,700)	(151)
Three months ended December 31, 2021

	Millions of yen
	Balance at September 30, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at December 31, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at December 31, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at December 31, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥137,236	¥967	¥1,827	¥2,794	¥29,057	¥0	¥(30,902)	¥0	¥138,185	¥390	¥1,873
Japanese prefectural and foreign municipal bond securities	2,791	0	78	78	0	0	0	0	2,869	0	78
Corporate debt securities	809	0	0	0	0	0	(70)	0	739	0	(0)
Other asset-backed securities and debt securities	133,636	967	1,749	2,716	29,057	0	(30,832)	0	134,577	390	1,795
Equity securities	92,008	(413)	2,656	2,243	9,200	(420)	(218)	(610)	102,203	(516)	2,630
Investment funds, and others	92,008	(413)	2,656	2,243	9,200	(420)	(218)	(610)	102,203	(516)	2,630
Derivative assets and liabilities (net)	15,605	827	433	1,260	0	0	0	0	16,865	827	433
Options held/written and other	15,605	827	433	1,260	0	0	0	0	16,865	827	433
Other asset	5,564	(591)	0	(591)	414	0	(118)	0	5,269	(591)	0
Reinsurance recoverables *5	5,564	(591)	0	(591)	414	0	(118)	0	5,269	(591)	0
Policy Liabilities and Policy Account Balances	226,221	(1,141)	9	(1,132)	0	0	(11,145)	0	216,208	(1,141)	9
Variable annuity and variable life insurance contracts *6	226,221	(1,141)	9	(1,132)	0	0	(11,145)	0	216,208	(1,141)	9

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2021 and the nine months ended December 31, 2021. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥238	¥0	¥238	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	10,679	0	0	10,679
Investment in operating leases and property under facility operations	6,740	0	1,806	4,934
Certain equity securities	10,486	0	6,909	3,577
Certain investments in affiliates	11,413	8,799	0	2,614
Certain goodwill	775	0	0	775

	¥40,331	¥8,799	¥8,953	¥22,579

Nine months ended December 31, 2021

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥4,019	¥0	¥0	¥4,019
Investment in operating leases, property under facility operations, office facilities and other assets	24,749	0	213	24,536
Certain equity securities	4,866	0	4,866	0
Certain investments in affiliates	2,754	0	0	2,754

	¥36,388	¥0	¥5,079	¥31,309

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2021.

	March 31, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,761	Appraisals/Broker quotes	—	—
Corporate debt securities	1,021	Discounted cash flows	Discount rate	0.3% – 1.8% (0.7%)
Other asset-backed securities and debt securities	25,891	Discounted cash flows	Discount rate	1.0% – 51.2% (11.1%)
			Probability of default	1.9% (1.9%)
	103,784	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds	78,134	Discounted cash flows	WACC	13.1% – 18.7% (16.8%)
			EV/Terminal EBITDA multiple	7.3x-10.5x (8.6x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.8x-9.5x (7.8x)
			EV/Forward EBITDA multiple	7.6x-11.6x (9.0x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.7x-10.9x (9.1x)
	13,276	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	13,762	Discounted cash flows	Discount rate	12.0% – 33.0% (14.3%)
	61	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	6,297	Discounted cash flows	Discount rate	0.0% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.6%)
			Lapse rate	1.5% – 14.0% (6.7%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥244,987

Liabilities:
Derivative liabilities:
Options held/written and other	¥33	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	266,422	Discounted cash flows	Discount rate	0.0% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.6%)
			Lapse rate	1.5% – 30.0% (6.9%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (76.7%)

Total	¥266,455

	December 31, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥2,869	Appraisals/Broker quotes	—	—
Corporate debt securities	739	Discounted cash flows	Discount rate	0.3% – 0.7% (0.5%)
Other asset-backed securities and debt securities	26,429	Discounted cash flows	Discount rate	0.1% – 51.2% (10.7%)
			Probability of default	1.9% (1.9%)
	108,148	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	78,474	Discounted cash flows	WACC	11.9% – 18.6% (16.0%)
			EV/Terminal EBITDA multiple	8.3x – 10.5x (8.4x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.2x – 9.9x (8.6x)
			EV/Forward EBITDA multiple	8.0x – 10.4x (8.2x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x – 11.8x
				(9.0x)
	23,729	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	16,837	Discounted cash flows	Discount rate	12.0% – 33.0% (14.3%)
	64	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,269	Discounted cash flows	Discount rate	(0.1)% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 14.0% (5.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥262,558

Liabilities:
Derivative liabilities:
Options held/written and other	¥36	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	216,208	Discounted cash flows	Discount rate	(0.1)% – 0.4% (0.1%)
			Mortality rate	0.0% – 100.0% (1.8%)
			Lapse rate	1.5% – 30.0% (6.4%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (72.5%)

Total	¥216,244

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2021 and the nine months ended December 31, 2021.

	Year ended March 31, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,953	Direct capitalization	Capitalization rate	5.1% – 7.0% (5.9%)
	8,726	Appraisals	—	—
Investment in operating leases and property under facility operations	4,934	Appraisals	—	—
Certain equity securities	3,577	Appraisals	—	—
Certain investments in affiliates	2,614	Appraisals	—	—
Certain goodwill	775	Market multiples	EV/Precedent transaction last twelve months EBITDA multiple	5.5x (5.5x)

	¥22,579

	Nine months ended December 31, 2021
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,458	Direct capitalization	Capitalization rate	5.0% – 6.2% (5.5%)
	2,561	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	24,536	Appraisals	—	—
Certain investments in affiliates	2,754	Appraisals	—	—

	¥31,309